SUBSEQUENT EVENTS (Details Textual) - SubsequentEvent [member] - Kennady Diamonds Inc [member]	1 Months Ended
Jan. 26, 2018
Stock Exchange Ratio	0.975
Closing Common Stock Price	3.46